Basis of Presentation and General Information - Schedule of Subsidiaries (Details) € in Millions	Dec. 31, 2025 EUR (€) subsidiary
Class of Stock [Line Items]
Number of subsidiaries	60
Safe Bulker Participations
Class of Stock [Line Items]
Number of subsidiaries	4
Safe Bulker Participations | Unsecured Euro bond, 100 million
Class of Stock [Line Items]
Debt instrument, face amount | €	€ 100